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                               THE BRAMWELL FUNDS

                   "Focused on the future, guided by the past"

                                    BRAMWELL
                                     GROWTH
                                      FUND

                                     (PHOTO)
                           ELIZABETH R. BRAMWELL, CFA
                     PRESIDENT AND CHIEF INVESTMENT OFFICER

                                    BRAMWELL
                                      FOCUS
                                      FUND

                                     (LOGO)
                                    Bramwell
                                      FUNDS

                   For a Prospectus, please visit us online at

                              WWW.BRAMWELLFUNDS.COM

                                  or call us at
                                  1-800-BRAMCAP
                                (1-800-272-6227)

                                745 Fifth Avenue
                            New York, New York 10151


 The Prospectus contains more complete information, including fees and expenses.
               Read it carefully before you invest or send money.

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                                     (LOGO)
                                    Bramwell
                                      FUNDS

                   "Focused on the future, guided by the past"

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                              MAJOR EQUITY HOLDINGS
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                                  May 31, 2001

                                 BRAMWELL FOCUS

Calpine.................................................  5.2%
Pfizer..................................................  5.1
Transocean Sedco Forex .................................  5.0
Sante Fe International..................................  4.9
Duke Energy.............................................  4.9
                                                         ----
                                                         25.1%
Cash Equivalents........................................  8.8%

                                 BRAMWELL GROWTH
Walgreen................................................  4.5%
Cardinal Health ........................................  3.3
Pfizer..................................................  3.2
General Electric........................................  2.9
Kohl's..................................................  2.9
Duke Energy.............................................  2.8
Tiffany.................................................  2.7
Home Depot .............................................  2.6
3M......................................................  2.6
Calpine.................................................  2.3
                                                        -----
                                                         29.8%
Cash Equivalents........................................ 10.5%

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                             MAJOR INDUSTRY HOLDINGS
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                                  May 31, 2001

                                 BRAMWELL FOCUS
Energy..................................................  19.1%
Utilities...............................................  15.7
Industrial Products.....................................  12.0
                                                          ----
                                                          46.8%

                                 BRAMWELL GROWTH
Retailing...............................................  16.3%
Energy..................................................  12.3
Industrial Products.....................................   9.7
Financial Services......................................   9.4
Healthcare Products ....................................   8.5
Utilities...............................................   7.6
Information Processing Services ........................   6.1
Healthcare Services ....................................   3.3
Information Processing Equipment........................   2.9
Communications..........................................   2.1
                                                          ----

                                                          78.2%
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                              PORTFOLIO STATISTICS
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                         Periods Ended December 31, 2000

                                 BRAMWELL FOCUS
Beta (36 months).........................................  N/A
Turnover (12 months)..................................... 105.95%

                                 BRAMWELL GROWTH
Beta (36 months).......................................   1.05
Turnover (12 months)...................................  33.11%

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                         COMPARATIVE INVESTMENT RETURNS
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                           Periods Ended May 31, 2001


                                       BRAMWELL FOCUS         BRAMWELL GROWTH       S&P 500(R)STOCK INDEX
1 Year                                     (8.76)%                  (8.77)%                  (10.55)%
Three Years                                  --                      10.28%                     6.15%
Five Years                                   --                      16.31%                    15.13%
Since Inception (from 10/31/99)              4.28%                     --                     (3.89)%
Since Inception (from 8/1/94)                --                      18.38%                    18.01%

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Returns shown include the reinvestment of all dividends and are net of expenses.
Returns for periods greater than one year are compound average annual rates of return. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The annual expense ratios for both Funds are contractually capped at 1.75% by their adviser through June 30, 2002, after which time, the expense limitations may be terminated or revised at any time.
The agreement to cap the expense ratio of the Growth Fund favorably affected performance through June 30, 1997 and has favorably affected the performance of the Focus Fund since inception. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

This report is authorized for use only if accompanied or preceded by an effective Bramwell Funds Prospectus. Call 1-800-BRAMCAP or visit us online at www.bramwellfunds.com for a Prospectus which includes charges and ongoing
---------------------
expenses. Please read the Prospectus carefully before you invest or send money.

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